Convertible Bonds (Details 1) - Convertible Debt [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2011	Jun. 30, 2011	May 16, 2011	Jan. 31, 2011
Debt Instrument [Line Items]
Face value of convertible bonds	$ 0	$ 0	$ 18,000,000	$ 4,000,000	$ 10,000,000	$ 4,000,000
Loss on valuation of convertible bonds	0	0
Convertible Debt	$ 0	$ 0